                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                 (412) 288-1900 (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 12/31/06

               Date of Reporting Period: Six months ended 6/30/06
                                         ------------------------

Item 1.     Reports to Stockholders
[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

SEMI-ANNUAL REPORT: June 30, 2006

MTB Funds

Large Cap Growth Fund II

Large Cap Value Fund II

Managed Allocation Fund – Conservative Growth II

Managed Allocation Fund – Moderate Growth II

Managed Allocation Fund – Aggressive Growth II

[Logo of MTB Group of Funds]

CONTENTS

Shareholder Expense Example	1

Portfolios of Investments	2

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	18

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 20061 to June 30, 2006. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2006	6/30/2006	During Period[1]

MTB LARGE CAP GROWTH FUND II
Actual	$1,000	$998.10	$4.95
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.84	$5.01
MTB LARGE CAP VALUE FUND II
Actual	$1,000	$1,057.60	$5.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.84	$5.01
MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II
Actual	$1,000	$1,014.60	$3.70
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71
MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II
Actual	$1,000	$1,020.40	$3.71
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71
MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II
Actual	$1,000	$1,035.30	$3.73
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71

EXPENSES:

1 Expenses are equal to the Funds’ annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

LARGE CAP GROWTH FUND II	1.00%

LARGE CAP VALUE FUND II	1.00%

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II	0.74%

MANAGED ALLOCATION FUND – MODERATE GROWTH II	0.74%

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II	0.74%

PORTFOLIOS OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund II

At June 30, 2006, the Fund’s sector composition1 was as follows:

Percentage of
SECTOR	Total Net Assets

Pharmaceuticals	9.7%

Oil, Gas & Consumable Fuels	8.3%

Communications Equipment	6.3%

Software	5.5%

Computers & Peripherals	4.8%

Household Products	4.5%

Health Care Equipment & Supplies	4.4%

Specialty Retail	4.4%

Beverages	4.1%

Insurance	4.1%

Energy Equipment & Services	3.7%

Health Care Providers & Services	3.6%

Industrial Conglomerates	3.5%

Food & Staples Retailing	3.2%

Biotechnology	3.1%

Semiconductor Equipment & Products	2.4%

Internet Software & Services	2.3%

Tobacco	2.3%

Machinery	1.8%

Multiline Retail	1.8%

Capital Markets	1.6%

Diversified Financial Services	1.4%

Consumer Finance	1.3%

Textiles, Apparel & Luxury Goods	1.3%

Air Freight & Logistics	1.2%

Hotels, Restaurants & Leisure	1.2%

Aerospace & Defense	1.1%

Media	1.1%

Construction & Engineering	1.0%

Electrical Equipment	1.0%

Health Care Technology	0.6%

Personal Products	0.6%

Commercial Banks	0.5%

Electronic Equipment & Instruments	0.5%

Metals & Mining	0.5%

Thrifts & Mortgage Finance	0.5%

Cash Equivalents[2]	1.0%

Other Assets and Liabilities – Net[3]	(0.2)%

TOTAL	100%

1 Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to, the classifications of the Global Industry Classifications Standard (GICS) except that the advisor assigns a classification to securities not classified by the GICS and to securities for which the advisor does not have access to the classification made by the GICS.

2 Cash Equivalents include investments in money market mutual funds.

3 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MTB Large Cap Growth Fund II

Description	Shares	Value

COMMON STOCKS – 99.2%
AEROSPACE & DEFENSE – 1.1%
United Technologies Corp.	800	$50,736

AIR FREIGHT & LOGISTICS – 1.2%
United Parcel Service, Inc.	700	57,631

BEVERAGES – 4.1%
Coca-Cola Co.	1,850	79,587

PepsiCo, Inc.	2,000	120,080

TOTAL BEVERAGES		$199,667

BIOTECHNOLOGY – 3.1%
[1]Amgen, Inc.	1,700	110,891

[1]Genzyme Corp.	200	12,210

[1]Gilead Sciences, Inc.	450	26,622

TOTAL BIOTECHNOLOGY		$149,723

CAPITAL MARKETS – 1.6%
Lehman Brothers Holdings, Inc.	350	22,802

Morgan Stanley	900	56,889

TOTAL CAPITAL MARKETS		$79,691

COMMERCIAL BANKS – 0.5%
Zions Bancorp	300	23,382

COMMUNICATIONS EQUIPMENT – 6.3%
[1]Cisco Systems, Inc.	5,700	111,321

[1]Corning, Inc.	3,300	79,827

Motorola, Inc.	1,800	36,270

Qualcomm, Inc.	2,000	80,140

TOTAL COMMUNICATIONS EQUIPMENT		$307,558

COMPUTERS & PERIPHERALS – 4.8%
[1]Apple Computer, Inc.	300	17,136

[1]Dell, Inc.	2,050	50,040

1EMC Corp. Mass	3,200	35,104

IBM Corp.	1,150	88,343

[1]Seagate Technology Holdings	1,900	43,016

TOTAL COMPUTERS & PERIPHERALS		$233,639

CONSTRUCTION & ENGINEERING – 1.0%
Chicago Bridge & Iron Co., N.V.	1,000	24,150

[1]Foster Wheeler Ltd.	600	25,920

TOTAL CONSTRUCTION & ENGINEERING		$50,070

CONSUMER FINANCE – 1.3%
American Express Co.	500	26,610

Capital One Financial Corp.	450	38,452

TOTAL CONSUMER FINANCE		$65,062

DIVERSIFIED FINANCIAL SERVICES – 1.4%
Bank of America Corp.	1,400	67,340

ELECTRICAL EQUIPMENT – 1.0%
Rockwell Automation, Inc.	700	$50,407

ELECTRONIC EQUIPMENT
& INSTRUMENTS – 0.5%
[1]Jabil Circuit, Inc.	1,000	25,600

ENERGY EQUIPMENT & SERVICES – 3.7%
ENSCO International, Inc.	1,000	46,020

[1]Nabors Industries Ltd.	1,350	45,616

Schlumberger Ltd.	600	39,066

[1]Weatherford International Ltd.	1,000	49,620

TOTAL ENERGY EQUIPMENT & SERVICES		$180,322

FOOD & STAPLES RETAILING – 3.2%
Sysco Corp.	1,650	50,424

Wal-Mart Stores, Inc.	2,200	105,974

TOTAL FOOD & STAPLES RETAILING		$156,398

HEALTH CARE EQUIPMENT & SUPPLIES – 4.4%
Dentsply International, Inc.	450	27,270

[1]Kinetic Concepts, Inc.	900	39,735

Medtronic, Inc.	800	37,536

Mentor Corp.	1,450	63,075

[1]Zimmer Holdings, Inc.	800	45,376

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$212,992

HEALTH CARE PROVIDERS & SERVICES – 3.6%
[1]Caremark Rx, Inc.	1,400	69,818

[1]Express Scripts, Inc., Class A	400	28,696

[1]Health Net, Inc.	800	36,136

UnitedHealth Group, Inc.	830	37,167

TOTAL HEALTH CARE PROVIDERS & SERVICES		$171,817

HEALTH CARE TECHNOLOGY – 0.6%
[1]Cerner Corp.	800	29,688

HOTELS, RESTAURANTS & LEISURE – 1.2%
Hilton Hotels Corp.	1,100	31,108

[1]Starbucks Corp.	700	26,432

TOTAL HOTELS, RESTAURANTS & LEISURE		$57,540

HOUSEHOLD PRODUCTS – 4.5%
Colgate-Palmolive Co.	650	38,935

Procter & Gamble Co.	3,200	177,920

TOTAL HOUSEHOLD PRODUCTS		$216,855

INDUSTRIAL CONGLOMERATES – 3.5%
3M Co.	450	36,346

General Electric Co.	4,100	135,136

TOTAL INDUSTRIAL CONGLOMERATES		$171,482

INSURANCE – 4.1%
Ambac Financial Group, Inc.	300	$24,330

American International Group, Inc.	1,400	82,670

Fidelity National Financial, Inc.	1,000	38,950

Lincoln National Corp.	950	53,618

TOTAL INSURANCE		$199,568

INTERNET SOFTWARE & SERVICES – 2.3%
[1]Google Inc.	150	62,900

[1]Yahoo, Inc.	650	21,450

[1]eBay, Inc.	950	27,826

TOTAL INTERNET SOFTWARE & SERVICES		$112,176

MACHINERY – 1.8%
Caterpillar, Inc.	500	37,240

Graco, Inc.	550	25,289

Joy Global, Inc.	500	26,045

TOTAL MACHINERY		$88,574

MEDIA – 1.1%
News Corp., Inc.	1,300	24,934

Time Warner, Inc.	1,500	25,950

TOTAL MEDIA		$50,884

METALS & MINING – 0.5%
[1]Companhia Vale Do Rio Doce, ADR	1,000	24,040

MULTILINE RETAIL – 1.8%
[1]Sears Holdings Corp.	200	30,968

Target Corp.	1,200	58,644

TOTAL MULTILINE RETAIL		$89,612

OIL, GAS & CONSUMABLE FUELS – 8.3%
Chevron Corp.	900	55,854

ConocoPhillips	700	45,871

EOG Resources, Inc.	300	20,802

ExxonMobil Corp.	3,800	233,130

Peabody Energy Corp.	400	22,300

XTO Energy, Inc.	600	26,562

TOTAL OIL, GAS & CONSUMABLE FUELS		$404,519

PERSONAL PRODUCTS – 0.6%
Estee Lauder Cos., Inc., Class A	700	27,069

PHARMACEUTICALS – 9.7%
Abbott Laboratories	800	34,888

Eli Lilly & Co.	1,000	55,270

Johnson & Johnson	2,600	155,792

Novartis AG, ADR	700	37,744

Pfizer, Inc.	5,800	$136,126

Wyeth	1,100	48,851

TOTAL PHARMACEUTICALS		$468,671

SEMICONDUCTOR EQUIPMENT &
PRODUCTS – 2.4%
[1]Advanced Micro Devices, Inc.	1,000	24,420

Intel Corp.	3,000	56,850

Texas Instruments, Inc.	1,200	36,348

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$117,618

SOFTWARE – 5.5%
[1]Autodesk, Inc.	650	22,399

[1]Electronic Arts, Inc.	800	34,432

Microsoft Corp.	7,300	170,090

SAP AG, ADR	750	39,390

TOTAL SOFTWARE		$266,311

SPECIALTY RETAIL – 4.4%
[1]Bed Bath & Beyond, Inc.	900	29,853

Best Buy Co., Inc.	300	16,452

Home Depot, Inc.	2,650	94,844

Lowe’s Cos., Inc.	750	45,503

Staples, Inc.	1,000	24,320

TOTAL SPECIALTY RETAIL		$210,972

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
[1]Coach, Inc.	800	23,920

Nike, Inc., Class B	450	36,450

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$60,370

THRIFTS & MORTGAGE FINANCE – 0.5%
Freddie Mac	450	25,655

TOBACCO – 2.3%
Altria Group, Inc.	1,500	110,145

TOTAL COMMON STOCKS
(IDENTIFIED COST $4,630,220)		$4,813,784

MUTUAL FUNDS – 1.0%
2MTB Prime Money Market Fund,
Corporate Shares	48,506	48,506

SSGA Money Market Fund	8	8

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$48,514

TOTAL INVESTMENTS – 100.2%
(IDENTIFIED COST $4,678,734)		$4,862,298

OTHER ASSETS AND LIABILITIES – NET – (0.2)%		$(9,016)

TOTAL NET ASSETS – 100%		$4,853,282

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund II

At June 30, 2006, the Fund’s sector composition1 was as follows:

Percentage of
SECTOR	Total Net Assets

Oil, Gas & Consumable Fuels	13.3%

Insurance	9.0%

Media	8.7%

Thrifts & Mortgage Finance	8.6%

Aerospace & Defense	7.1%

Tobacco	6.2%

Software	5.7%

Commercial Banks	4.8%

Metals & Mining	4.8%

Diversified Financial Services	4.5%

Diversified Telecommunication Services	3.3%

Household Products	2.7%

Road & Rail	2.4%

Commercial Services and Supplies	2.2%

Communications Equipment	2.2%

Multi-Utilities	2.1%

Machinery	2.0%

Wireless Telecommunication Services	1.5%

Food Products	1.4%

Paper & Forest Products	1.4%

Electronic Equipment & Instruments	1.2%

Health Care Providers & Services	1.1%

Cash Equivalents[2]	2.9%

Other Assets and Liabilities – Net[3]	0.9%

TOTAL	100%

1 Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to, the classifications of the Global Industry Classifications Standard (GICS) except that the advisor assigns a classification to securities not classified by the GICS and to securities for which the advisor does not have access to the classification made by the GICS.

2 Cash Equivalents include investments in money market mutual funds.

3 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MTB Large Cap Value Fund II

Description	Shares	Value

COMMON STOCKS – 96.2%
AEROSPACE & DEFENSE – 7.1%
Lockheed Martin Corp.	2,200	$157,828

Northrop Grumman Corp.	2,900	185,774

Raytheon Co.	3,300	147,081

TOTAL AEROSPACE & DEFENSE		$490,683

COMMERCIAL BANKS – 4.8%
Wachovia Corp.	2,400	129,792

Wells Fargo & Co.	3,054	204,862

TOTAL COMMERCIAL BANKS		$334,654

COMMERCIAL SERVICES & SUPPLIES – 2.2%
Pitney Bowes, Inc.	3,700	152,810

COMMUNICATIONS EQUIPMENT – 2.2%
Motorola, Inc.	7,700	155,155

DIVERSIFIED FINANCIAL SERVICES – 4.5%
Citigroup, Inc.	3,235	156,056

J.P. Morgan Chase & Co.	3,700	155,400

TOTAL DIVERSIFIED FINANCIAL SERVICES		$311,456

DIVERSIFIED TELECOMMUNICATION
SERVICES – 3.3%
AT&T, Inc.	4,900	136,661

Verizon Communications	2,740	91,763

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$228,424

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 1.2%
[1]Agilent Technologies, Inc.	2,685	84,739

FOOD PRODUCTS – 1.4%
Tyson Foods, Inc., Class A	6,700	99,562

HEALTH CARE PROVIDERS & SERVICES – 1.1%
Aetna, Inc.	1,900	75,867

HOUSEHOLD PRODUCTS – 2.7%
Kimberly-Clark Corp.	3,065	189,110

INSURANCE – 9.0%
AON Corp.	4,000	139,280

Genworth Financial, Inc., Class A	5,500	191,620

Hartford Financial Services Group, Inc.	1,800	152,280

Radian Group, Inc.	2,200	135,916

TOTAL INSURANCE		$619,096

MACHINERY – 2.0%
Ingersoll-Rand Co., Class A	3,200	$136,896

MEDIA – 8.7%
CBS Corp. (New), Class B	3,290	88,995

[1]Comcast Corp., Special Class A	4,800	157,344

[1]Liberty Media Holding Corp.-Capital	610	51,100

[1]Liberty Media Holding Corp.-Interactive	3,050	52,643

[1]Viacom, Inc., Class B	6,990	250,522

TOTAL MEDIA		$600,604

METALS & MINING – 4.8%
Barrick Gold Corp.	6,300	186,480

POSCO, ADR	1,200	80,280

Rio Tinto PLC, ADR	300	62,913

TOTAL METALS & MINING		$329,673

MULTI-UTILITIES – 2.1%
Dominion Resources, Inc.	1,900	142,101

OIL, GAS & CONSUMABLE FUELS – 13.3%
ConocoPhillips	2,329	152,619

Kerr-McGee Corp.	6,916	479,625

Noble Energy, Inc.	6,200	290,532

TOTAL OIL, GAS & CONSUMABLE FUELS		$922,776

PAPER & FOREST PRODUCTS – 1.4%
International Paper Co.	3,000	96,900

ROAD & RAIL – 2.4%
Union Pacific Corp.	1,800	167,328

SOFTWARE – 5.7%
CA, Inc.	12,600	258,930

Microsoft Corp.	5,700	132,810

TOTAL SOFTWARE		$391,740

THRIFTS & MORTGAGE FINANCE – 8.6%
Countrywide Financial Corp.	5,740	218,579

Fannie Mae	5,784	278,210

MGIC Investment Corp.	1,500	97,500

TOTAL THRIFTS & MORTGAGE FINANCE		$594,289

TOBACCO – 6.2%
Altria Group, Inc.	3,970	$291,517

Loews Corp.	3,900	138,255

TOTAL TOBACCO		$429,772

WIRELESS TELECOMMUNICATION
SERVICES – 1.5%
Sprint Nextel Corp.	5,300	105,947

TOTAL COMMON STOCKS
(IDENTIFIED COST $5,813,444)		$6,659,582

MUTUAL FUND – 2.9%
MTB Prime Money Market Fund,
Corporate Shares
(AT NET ASSET VALUE)	200,951	$200,951

TOTAL INVESTMENTS – 99.1%
(IDENTIFIED COST $6,014,395)		$6,860,533

OTHER ASSETS AND LIABILITIES – NET – 0.9%		$61,697

TOTAL NET ASSETS – 100%		$6,922,230

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth II

At June 30, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of
Total Net Assets

MTB Short Duration Government Bond Fund	25.5%

MTB Short-Term Corporate Bond Fund	20.4%

MTB U.S. Government Bond Fund	12.3%

MTB Prime Money Market Fund	9.2%

MTB Intermediate-Term Bond Fund	8.2%

MTB Large Cap Stock Fund	7.3%

MTB International Equity Fund	6.5%

MTB Large Cap Value Fund	5.3%

MTB Small Cap Stock Fund	3.2%

MTB Equity Income Fund	3.1%

MTB Mid Cap Stock Fund	2.1%

Other Assets and Liabilities – Net[2]	(3.1)%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Shares	Value

MUTUAL FUNDS – 103.1%[2]
EQUITY FUNDS – 27.5%
MTB Equity Income Fund,
Institutional I Shares	2,432	$20,309

MTB International Equity Fund,
Institutional I Shares	3,597	41,687

MTB Large Cap Stock Fund,
Institutional I Shares	5,769	47,419

MTB Large Cap Value Fund,
Institutional I Shares	2,778	33,948

MTB Mid Cap Stock Fund,
Institutional I Shares	866	13,679

MTB Small Cap Stock Fund,
Institutional I Shares	2,231	20,699

TOTAL EQUITY FUNDS		$177,741

FIXED INCOME FUNDS – 66.4%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	5,537	$52,985

MTB Short Duration Government Bond Fund,
Institutional I Shares	17,448	165,235

MTB Short-Term Corporate Bond Fund,
Institutional I Shares	13,641	132,186

MTB U.S. Government Bond Fund,
Institutional I Shares	8,793	79,492

TOTAL FIXED INCOME FUNDS		$429,898

MONEY MARKET FUND – 9.2%
MTB Prime Money Market Fund,
Corporate Shares	59,402	59,402

TOTAL INVESTMENTS – 103.1%
(IDENTIFIED COST $672,098)		$667,041

OTHER ASSETS AND LIABILITIES – NET – (3.1)%		$(20,160)

TOTAL NET ASSETS – 100%		$646,881

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund — Moderate Growth II

At June 30, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of
Total Net Assets

MTB Large Cap Stock Fund	17.1%

MTB Large Cap Growth Fund	11.0%

MTB Intermediate-Term Bond Fund	10.8%

MTB International Equity Fund	10.3%

MTB Short-Term Corporate Bond Fund	8.8%

MTB Large Cap Value Fund	8.0%

MTB Small Cap Stock Fund	6.1%

MTB Short Duration Government Bond Fund	5.9%

MTB U.S. Government Bond Fund	5.9%

MTB Mid Cap Stock Fund	5.1%

MTB Prime Money Market Fund	4.7%

MTB Mid Cap Growth Fund	3.1%

MTB Small Cap Growth Fund	3.1%

Other Assets and Liabilities – Net[2]	0.1%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Shares	Value

MUTUAL FUNDS – 99.9%2
EQUITY FUNDS – 63.8%
MTB International Equity Fund,
Institutional I Shares	410,736	$4,760,429

MTB Large Cap Growth Fund,
Institutional I Shares	640,315	5,103,312

MTB Large Cap Stock Fund,
Institutional I Shares	959,941	7,890,711

MTB Large Cap Value Fund,
Institutional I Shares	304,581	3,721,985

MTB Mid Cap Growth Fund,
Institutional I Shares	92,242	1,414,995

MTB Mid Cap Stock Fund,
Institutional I Shares	148,390	2,343,083

MTB Small Cap Growth Fund,
Institutional I Shares	71,531	1,427,050

MTB Small Cap Stock Fund,
Institutional I Shares	305,623	2,836,183

TOTAL EQUITY FUNDS		$29,497,748

FIXED INCOME FUNDS – 31.4%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	521,540	$4,991,137

MTB Short Duration Government Bond Fund,
Institutional I Shares	286,892	2,716,865

MTB Short-Term Corporate Bond Fund,
Institutional I Shares	420,559	4,075,215

MTB U.S. Government Bond Fund,
Institutional I Shares	301,207	2,722,909

TOTAL FIXED INCOME FUNDS		$14,506,126

MONEY MARKET FUND – 4.7%
MTB Prime Money Market Fund,
Corporate Shares	2,169,405	2,169,405

TOTAL INVESTMENTS – 99.9%
(IDENTIFIED COST $46,017,404)		$46,173,279

OTHER ASSETS AND LIABILITIES – NET – 0.1%		$31,886

TOTAL NET ASSETS – 100%		$46,205,165

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund — Aggressive Growth II

At June 30, 2006, the Fund’s portfolio composition1 was as follows:

Percentage of
Total Net Assets

MTB Large Cap Stock Fund	22.6%

MTB International Equity Fund	20.0%

MTB Large Cap Growth Fund	19.5%

MTB Large Cap Value Fund	13.3%

MTB Small Cap Stock Fund	7.3%

MTB Small Cap Growth Fund	6.3%

MTB Prime Money Market Fund	4.0%

MTB Mid Cap Growth Fund	3.1%

MTB Mid Cap Stock Fund	3.1%

MTB Intermediate-Term Bond Fund	2.0%

MTB Short Duration Government Bond Fund	2.0%

Others Assets and Liabilities – Net[2]	(3.2)%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Shares	Value

MUTUAL FUNDS – 103.2%[2]
EQUITY FUNDS – 95.2%
MTB International Equity Fund,
Institutional I Shares	14,252	$165,179

MTB Large Cap Growth Fund,
Institutional I Shares	20,192	160,930

MTB Large Cap Stock Fund,
Institutional I Shares	22,680	186,430

MTB Large Cap Value Fund,
Institutional I Shares	9,036	110,414

MTB Mid Cap Growth Fund,
Institutional I Shares	1,684	25,837

MTB Mid Cap Stock Fund,
Institutional I Shares	1,625	25,670

MTB Small Cap Growth Fund,
Institutional I Shares	2,612	52,112

MTB Small Cap Stock Fund,
Institutional I Shares	6,510	60,413

TOTAL EQUITY FUNDS		$786,985

FIXED INCOME FUNDS – 4.0%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	1,732	$16,571

MTB Short Duration Government Bond Fund,
Institutional I Shares	1,746	16,535

TOTAL FIXED INCOME FUNDS		$33,106

MONEY MARKET FUND – 4.0%
MTB Prime Money Market Fund,
Corporate Shares	32,994	32,994

TOTAL INVESTMENTS – 103.2%
(IDENTIFIED COST $850,462		$853,085

OTHER ASSETS AND LIABILITIES – NET – (3.2)%		$(26,314)

TOTAL NET ASSETS – 100%		$826,771

See Notes to Portfolios of Investments

NOTES TO PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at June 30, 2006.

(1) Non-income producing security.
(2) Affiliated companies.

The following acronym is used throughout this report:

ADR—American Depository Receipt

Cost of
Investments
for Federal Tax
MTB Fund	Purposes

Large Cap Growth Fund II	$4,678,734
Large Cap Value Fund II	$6,014,395
Managed Allocation Fund – Conservative Growth II	$672,098
Managed Allocation Fund – Moderate Growth II	$46,017,404
Managed Allocation Fund – Aggressive Growth II	$850,462

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

					Managed		Managed		Managed
	Large Cap		Large Cap		Allocation Fund–		Allocation Fund–		Allocation Fund–
	Growth		Value		Conservative		Moderate		Aggressive
June 30, 2006 (unaudited)	Fund II		Fund II		Growth II		Growth II		Growth II

ASSETS:
Investments in securities, at value	$4,862,298	(a)	$6,860,533	(a)	$667,041	(a)	$46,173,279	(a)	$853,085	(a)
Income receivable	3,836		7,615		1,704		61,671		265
Receivable for investments sold	74,461		63,488		—		—		—
Receivable for shares sold	7,152		22,878		—		11,175		—
Prepaid expenses	2,109		2,846		4,151		—		4,222

TOTAL ASSETS	4,949,856		6,957,360		672,896		46,246,125		857,572

LIABILITIES:
Payable for investments purchased	73,704		10,439		—		—		—
Payable for shares redeemed	140		171		256		4,729		73
Payable for transfer and dividend disbursing agent fees and expenses	3,180		3,405		4,480		—		6,425
Payable for distribution services fee (Note 5)	998		1,362		131		9,369		155
Payable for shareholder services fee (Note 5)	399		545		52		3,747		62
Payable for auditing fees	7,485		7,670		8,469		7,472		9,056
Payable for printing and postage	—		—		1,489		33		1,731
Payable for legal fees	1,948		2,139		2,414		2,444		2,685
Payable for insurance premiums	3,745		3,926		4,399		4,747		4,906
Payable for portfolio accounting fees	4,337		4,738		3,027		7,443		3,936
Payable for Trustees’ fees	638		735		1,298		656		1,772
Accrued expenses	—		—		—		320		—

TOTAL LIABILITIES	96,574		35,130		26,015		40,960		30,801

NET ASSETS	$4,853,282		$6,922,230		$646,881		$46,205,165		$826,771

NET ASSETS CONSIST OF:
Paid in capital	$4,593,508		$5,832,525		$645,913		$44,174,507		$798,665
Net unrealized appreciation (depreciation) of investments	183,564		846,138			(5,057)	155,875		2,623
Accumulated net realized gain on investments	61,458		241,197		5,971		1,875,540		24,527
Undistributed (distributions in excess of) net investment income	14,752		2,370		54			(757)	956

TOTAL NET ASSETS	$4,853,282		$6,922,230		$646,881		$46,205,165		$826,771

SHARES OUTSTANDING, NO PAR VALUE,
UNLIMITED SHARES AUTHORIZED:	482,589		596,189		63,399		4,370,411		74,203

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$10.06		$11.61		$10.20		$10.57		$11.14

Investments, at identified cost	$4,678,734		$6,014,395		$672,098		$46,017,404		$850,462

(a) Including $48,506, $200,951, $667,041, $46,173,279 and $853,085 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

					Managed	Managed	Managed
	Large Cap		Large Cap		Allocation Fund–	Allocation Fund–	Allocation Fund–
	Growth		Value		Conservative	Moderate	Aggressive
Six Months Ended June 30, 2006 (unaudited)	Fund II		Fund II		Growth II	Growth II	Growth II

INVESTMENT INCOME:
Dividends	$40,471	(a)(b)	$65,914	(a)(b)	$9,004 (a)	$352,490	$1,730 (a)

EXPENSES:
Investment advisory fee (Note 5)	21,752		23,072		740	57,606	831
Administrative personnel and services fee (Note 5)	1,513		1,949		175	13,628	197
Custodian fees	128		165		15	1,152	17
Transfer and dividend disbursing agent fees and expenses	5,835		6,059		7,018	5,979	6,642
Trustees’ fees	3,509		3,689		4,207	3,723	4,647
Auditing fees	5,357		5,533		6,283	5,244	6,787
Legal fees	2,460		2,516		2,647	2,488	2,888
Portfolio accounting fees	6,639		7,132		5,077	13,375	5,301
Distribution services fee (Note 5)	6,398		8,240		740	57,606	832
Shareholder services fee (Note 5)	2,559		3,296		296	23,043	333
Printing and postage	2,848		3,411		2,671	2,548	2,871
Insurance premiums	3,721		3,896		4,349	4,199	4,736
Miscellaneous	1,283		996		1,040	1,683	1,141

TOTAL EXPENSES	64,002		69,954		35,258	192,274	37,223

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver of investment advisory fee	(21,752)		(23,072)		(740)	(21,812)	(831)
Reimbursement of other operating expenses	(16,699)		(13,959)		(32,327)	—	(33,930)

TOTAL WAIVERS AND REIMBURSEMENTS	(38,451)		(37,031)		(33,067)	(21,812)	(34,761)

Net expenses	25,551		32,923		2,191	170,462	2,462

Net investment income (loss)	14,920		32,991		6,813	182,028	(732)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	111,291		138,019		(1,034)(c)	82,235 (c)	145 (c)
Net change in unrealized appreciation (depreciation) of investments	(132,518)		193,222		1,032	689,335	15,897

Net realized and unrealized gain (loss) on investments	(21,227)		331,241		(2)	771,570	16,042

Change in net assets resulting from operations	$(6,307)		$364,232		$6,811	$953,598	$15,310

(a) Including income received of $2,188, $6,906, $9,004, $352,490 and $1,730 on investments in affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $192 and $409, respectively.

(c) Including realized gain (loss) of $(1,304), $82,235 and $145 on sales of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth		Large Cap Value
	Fund II			Fund II

	Six Months Ended	Year Ended	Six Months Ended		Year Ended
	(unaudited)	December 31,	(unaudited)		December 31,
	June 30, 2006	2005	June 30, 2006		2005

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$14,920	$14,774	$32,991		$44,574
Net realized gain (loss) on investments	111,291	(35,262)	138,019		129,691
Capital gain distributions from other investment companies	—	—	—		—
Net change in unrealized appreciation (depreciation) of investments	(132,518)	138,748	193,222		422,001

Change in net assets resulting from operations	(6,307)	118,260	364,232		596,266

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(483)	(19,655)	(30,621)		(48,184)
Distributions from net realized gain on investments	—	(135,205)	—		(440,546)

Change in net assets resulting from distributions to shareholders	(483)	(154,860)	(30,621)		(488,730)

SHARE TRANSACTIONS:
Proceeds from sale of shares	462,101	1,298,353	913,141		1,546,915
Net asset value of shares issued to shareholders in
payment of distributions declared	483	154,859	30,621		488,730
Cost of shares redeemed	(673,058)	(678,736)	(616,919)		(710,508)

Change in net assets resulting from share transactions	(210,474)	774,476	326,843		1,325,137

Change in net assets	(217,264)	737,876	660,454		1,432,673

NET ASSETS:
Beginning of period	$5,070,546	$4,332,670	$6,261,776		$4,829,103

End of period	$4,853,282	$5,070,546	$6,922,230		$6,261,776

Undistributed (distributions in excess of) net investment
income included in net assets at end of period	$14,752	$315	$2,370		—

(a) Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Managed Allocation Fund–		Managed Allocation Fund–		Managed Allocation Fund–
Conservative Growth II		Moderate Growth II		Aggressive

Six Months Ended	Period Ended(a)	Six Months Ended	Year Ended	Six Months Ended	Period Ended(a)
(unaudited)	December 31,	(unaudited)	December 31,	(unaudited)	December 31,
June 30, 2006	2005	June 30, 2005	2005	June 30, 2006	2005

$6,813	$5,436	$182,028	$660,499	$(732)	$4,153
(1,034)	(2,245)	82,235	23,233	145	54
—	10,970	—	1,815,018	—	24,328
1,032	(6,089)	689,335	(716,947)	15,897	(13,274)

6,811	8,072	953,598	1,781,803	15,310	15,261

(6,736)	(5,459)	(182,785)	(666,052)	—	(2,465)
—	(1,720)	—	(3,594,631)	—	—

(6,736)	(7,179)	(182,785)	(4,260,683)	—	(2,465)

236,195	532,684	1,851,288	7,190,032	300,411	502,070

6,736	7,179	182,785	4,260,683	—	2,465
(47,800)	(89,081)	(2,343,984)	(4,238,256)	(3,089)	(3,192)

195,131	450,782	(309,911)	7,212,459	297,322	501,343

195,206	451,675	460,902	4,733,579	312,632	514,139

$451,675	—	$45,744,263	$41,010,684	$514,139	—

$646,881	$451,675	$46,205,165	$45,744,263	$826,771	$514,139

$54	$(23)	$(757)	—	$956	$1,688

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net Asset			Net Realized		Distributions	Distributions
	Value,	Net		and Unrealized	Total from	from Net	from Net
Year Ended	beginning	Investment		Gain (Loss) on	Investment	Investment	Realized Gain	Total
December 31,	of period	Income (Loss)		Investments	Operations	Income	on Investments	Distributions
LARGE CAP GROWTH FUND II

2002(c)	$10.00	0.01		(1.66)	(1.65)	—	—	—
2003	$8.35	0.03		1.42	1.45	(0.02)	—	(0.02)
2004	$9.78	0.05		0.45	0.50	(0.06)	—	(0.06)
2005	$10.22	0.03		0.16	0.19	(0.04)	(0.29)	(0.33)
2006(e)	$10.08	0.03		(0.05)	(0.02)	(0.00)(f)	—	(0.00)(f)
LARGE CAP VALUE FUND II

2002(c)	$10.00	0.04		(2.32)	(2.28)	(0.02)	—	(0.02)
2003	$7.70	0.09	(g)	2.47	2.56	(0.08)	—	(0.08)
2004	$10.18	0.11		0.86	0.97	(0.12)	—	(0.12)
2005	$11.03	0.08		0.94	1.02	(0.09)	(0.93)	(1.02)
2006(e)	$11.03	0.06		0.57	0.63	(0.05)	—	(0.05)
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II

2005(h)	$10.00	0.23	(g)	0.09	0.32	(0.12)	(0.04)	(0.16)
2006(e)	$10.16	0.11		0.04	0.15	(0.11)	—	(0.11)
MANAGED ALLOCATION FUND – MODERATE GROWTH II

2002(i)	$10.00	0.10	(g)	(0.78)	(0.68)	(0.03)	—	(0.03)
2003	$9.29	0.11	(g)	1.46	1.57	(0.09)	(0.11)	(0.20)
2004	$10.66	0.12		0.50	0.62	(0.13)	(0.07)	(0.20)
2005	$11.08	0.15		0.24	0.39	(0.16)	(0.91)	(1.07)
2006(e)	$10.40	0.04		0.17	0.21	(0.04)	—	(0.04)
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II

2005(h)	$10.00	0.20	(g)	0.62	0.82	(0.06)	—	(0.06)
2006(e)	$10.76	(0.02)		0.40	0.38	—	—	—
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Six months ended June 30, 2006 (unaudited).
(f)	Represents less than $0.01.
(g)	Based on average shares outstanding.
(h)	Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.
(i)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.
See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

								Net Assets,
Net Asset				Net		Expense		end	Portfolio
Value, end	Total	Net		Investment		Waiver/		of period	Turnover
of period	Return(a)	Expenses		Income (Loss)		Reimbursement(b)		(000 omitted)	Rate

$8.35	(16.50)%	1.00	%(d)	0.32	%(d)	2.80	%(d)	$1,304	35%
$9.78	17.35%	1.00%		0.37%		1.45%		$2,627	45%
$10.22	5.15%	1.00%		0.64%		1.89%		$4,333	111%
$10.08	2.02%	1.00%		0.30%		1.60%		$5,107	65%
$10.06	(0.19)%	1.00	%(d)	0.58	%(d)	1.50	%(d)	$4,853	30%

$7.70	(22.79)%	1.00	%(d)	0.98	%(d)	2.98	%(d)	$1,293	18%
$10.18	33.45%	1.00%		1.01%		1.23%		$2,756	26%
$11.03	9.58%	1.00%		1.22%		1.61%		$4,829	126%
$11.03	10.29%	1.00%		0.80%		1.18%		$6,262	13%
$11.61	5.76%	1.00	%(d)	1.00	%(d)	1.12	%(d)	$6,922	7%

$10.16	3.24%	0.74	%(d)	3.40	%(d)	28.66	%(d)	$452	35%
$10.20	1.46%	0.74	%(d)	2.30	%(d)	11.17	%(d)	$647	9%

$9.29	(6.79)%	0.74	%(d)	2.03	%(d)	1.03	%(d)	$6,623	8%
$10.66	17.29%	0.74%		1.08%		0.28%		$23,279	17%
$11.08	5.94%	0.74%		1.37%		0.06%		$41,011	109%
$10.40	4.00%	0.74%		1.51%		0.07%		$45,744	14%
$10.57	2.04%	0.74	%(d)	0.79	%(d)	0.09	%(d)	$46,205	4%

$10.76	8.18%	0.74	%(d)	2.89	%(d)	34.13	%(d)	$514	1%
$11.14	3.53%	0.74	%(d)	(0.22	)%(d)	10.45	%(d)	$827	1%

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds June 30, 2006

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 5 of which are presented herein (individually referred to as the “Fund”, or collectively as the “Funds”). The Funds in this report are made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Funds are presented herein:

Portfolio Name	Investment Objective

MTB Large Cap Growth Fund II (Large Cap Growth Fund II)	Seeks to provide capital appreciation.
MTB Large Cap Value Fund II (Large Cap Value Fund II)	Seeks to provide capital appreciation. Current income is a secondary, non-fundamental consideration.
MTB Managed Allocation Fund – Conservative Growth II (Conservative Growth Fund II)	Seeks capital appreciation and income.
MTB Managed Allocation Fund – Moderate Growth II (Moderate Growth Fund II)	Seeks capital appreciation and, secondarily, income.
MTB Managed Allocation Fund – Aggressive Growth II (Aggressive Growth Fund II)	Seeks capital appreciation.

The financial statements of the other portfolios are presented sepa-rately. The assets of each portfolio are segregated and a shareholder’sinterest is limited to the portfolio in which shares are held.

Moderate Growth Fund II, Aggressive Growth Fund II andConservative Growth Fund II invest solely in shares of other fundswithin the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared quarterly and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes – It is the policy of the Funds to comply with the Subchapter M provisions of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Large Cap Growth Fund II
	Six Months
	Ended	Year Ended
	June 30, 2006	December 31, 2005
	Shares	Shares

Shares sold	44,670	131,226
Shares issued to shareholders in payment of distributions declared	49	16,031
Shares redeemed	(65,314)	(67,837)

Net change resulting from share transactions	(20,595)	79,420

	Large Cap Value Fund II
	Six Months
	Ended	Year Ended
	June 30, 2006	December 31, 2005
	Shares	Shares

Shares sold	79,333	147,485
Shares issued to shareholders in payment of distributions declared	2,724	48,727
Shares redeemed	(53,582)	(66,263)

Net change resulting from share transactions	28,475	129,949

	Conservative Growth Fund II
	Six Months
	Ended	Period Ended
	June 30, 2006	December 31, 2005(1)
	Shares	Shares

Shares sold	22,946	52,589
Shares issued to shareholders in payment of distributions declared	661	708
Shares redeemed	(4,671)	(8,834)

Net change resulting from share transactions	18,936	44,463

	Moderate Growth Fund II
	Six Months
	Ended	Year Ended
	June 30, 2006	December 31, 2005
	Shares	Shares

Shares sold	172,961	684,615
Shares issued to shareholders in payment of distributions declared	17,381	424,685
Shares redeemed	(219,668)	(411,558)

Net change resulting from share transactions	(29,326)	697,742

	Aggressive Growth Fund II
	Six Months
	Ended	Period Ended
	June 30, 2006	December 31, 2005(1)
	Shares	Shares

Shares sold	26,696	47,858
Shares issued to shareholders in payment of distributions declared	—	229
Shares redeemed	(275)	(305)

Net change resulting from share transactions	26,421	47,782

(1) Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of June 30, 2006:

				Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund Name	Investments	Appreciation	Depreciation	(Depreciation)

Large Cap Growth Fund II	$4,678,734	$403,622	$220,058	$183,564
Large Cap Value Fund II	6,014,395	1,175,694	329,556	846,138
Conservative Growth Fund II	672,098	3,762	8,819	(5,057)
Moderate Growth Fund II	46,017,404	1,071,338	915,463	155,875
Aggressive Growth Fund II	850,462	12,978	10,355	2,623

At December 31, 2005, Large Cap Growth Fund II had a capital loss carryforward of $24,714 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2013.

5. INVESTMENT ADVISOR FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate

Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Conservative Growth Fund II	0.25%
Moderate Growth Fund II	0.25%
Aggressive Growth Fund II	0.25%

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for at an aggregate annual fee as specified below:

Fees payable to FServ:

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Securities, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. When Edgewood receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2006, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by FServ, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Shares to financial institutions including M&T Securities, to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities has entered into a Shareholder Services Agreement with FServ under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of the Fund’s Shares. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds at any time at its sole discretion. For the six months ended June 30, 2006, M&T Securities and affiliates retained a portion of the Shareholder Services Fees paid by the Funds.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor. The Advisor has agreed to reimburse the Trust for certain investment advisor fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended June 30, 2006 are as follows:

	Balance			Balance
	of Shares			of Shares
	Held	Purchases/	Sales/	Held	Value at	Dividend
Affiliated Fund Name	12/31/2005	Additions	Reductions	6/30/2006	6/30/2006	Income

Large Cap Growth Fund II:
MTB Prime Money Market Fund	135,192	948,967	1,035,653	48,506	$48,506	$2,188

Large Cap Value Fund II:
MTB Prime Money Market Fund	479,283	938,310	1,216,642	200,951	$200,951	$6,906

Conservative Growth Fund II:
MTB Equity Income Fund	1,781	792	141	2,432	$20,309	$177
MTB International Equity Fund	2,669	1,192	264	3,597	41,687	—
MTB Large Cap Stock Fund	4,011	2,068	310	5,769	47,419	—
MTB Large Cap Value Fund	2,031	896	149	2,778	33,948	150
MTB Mid Cap Stock Fund	628	288	50	866	13,679	—
MTB Small Cap Stock Fund	1,609	730	108	2,231	20,699	—
MTB Intermediate-Term Bond Fund	3,862	2,140	465	5,537	52,985	1,030
MTB Short Duration Government Bond Fund	12,449	6,648	1,649	17,448	165,235	2,736
MTB Short-Term Corporate Bond Fund	9,745	5,153	1,257	13,641	132,186	2,141
MTB U.S. Government Bond Fund	6,123	3,412	742	8,793	79,492	1,553
MTB Prime Money Market Fund	56,914	305,517	303,029	59,402	59,402	1,217

Total	101,822	328,836	308,164	122,494	$667,041	$9,004

Moderate Growth Fund II:
MTB International Equity Fund	431,819	22,579	43,662	410,736	$4,760,429	$—
MTB Large Cap Growth Fund	624,296	20,764	4,745	640,315	5,103,312	—
MTB Large Cap Stock Fund	933,617	30,434	4,110	959,941	7,890,711	—
MTB Large Cap Value Fund	311,954	1,448	8,821	304,581	3,721,985	17,247
MTB Mid Cap Growth Fund	91,238	6,157	5,153	92,242	1,414,995	—
MTB Mid Cap Stock Fund	151,150	5,176	7,936	148,390	2,343,083	—
MTB Small Cap Growth Fund	76,121	5,894	10,484	71,531	1,427,050	—
MTB Small Cap Stock Fund	310,903	20,055	25,335	305,623	2,836,183	—
MTB Intermediate-Term Bond Fund	514,656	28,021	21,137	521,540	4,991,137	107,581
MTB Short Duration Government Bond Fund	288,691	11,966	13,765	286,892	2,716,865	49,903
MTB Short-Term Corporate Bond Fund	423,700	16,055	19,196	420,559	4,075,215	73,187
MTB U.S. Government Bond Fund	296,458	17,798	13,049	301,207	2,722,909	59,094
MTB Prime Money Market Fund	2,333,993	2,311,604	2,476,192	2,169,405	2,169,405	45,478

Total	6,788,596	2,497,951	2,653,585	6,632,962	$46,173,279	$352,490

Aggressive Growth Fund II:
MTB International Equity Fund	9,661	4,591	—	14,252	$165,179	$—
MTB Large Cap Growth Fund	12,878	7,314	—	20,192	160,930	—
MTB Large Cap Stock Fund	14,407	8,273	—	22,680	186,430	—
MTB Large Cap Value Fund	6,034	3,002	—	9,036	110,414	463
MTB Mid Cap Growth Fund	1,083	601	—	1,684	25,837	—
MTB Mid Cap Stock Fund	1,076	549	—	1,625	25,670	—
MTB Small Cap Growth Fund	1,815	889	92	2,612	52,112	—
MTB Small Cap Stock Fund	4,290	2,260	40	6,510	60,413	—
MTB Intermediate-Term Bond Fund	1,104	685	57	1,732	16,571	286
MTB Short Duration Government Bond Fund	1,138	669	61	1,746	16,535	243
MTB Prime Money Market Fund	21,739	330,531	319,276	32,994	32,994	738

Total	75,225	359,364	319,526	115,063	$853,085	$1,730

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006 were as follows:

Fund Name	Purchases	Sales
Large Cap Growth Fund II	$1,509,399	$1,631,110
Large Cap Value Fund II	994,127	467,076
Conservative Growth Fund II	239,474	49,574
Moderate Growth Fund II	1,844,595	2,005,118
Aggressive Growth Fund II	304,279	3,350

7. LINE OF CREDIT

The Funds (except Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II) participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. For the six months ended June 30, 2006, the Funds did not utilize this line of credit.

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Fund’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their Portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub Adviser to
 MTB Large Cap Value Fund II

NWQ Investment Management Company LLC
2049 Century East
16th Floor
Los Angeles, CA 90067

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered
Public Accounting Firm

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

Transfer Agent and
 Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

Cusip 55376T734
Cusip 55376T650
Cusip 55376V812
Cusip 55376V820
Cusip 55376T577
32400 (8/06)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
 100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-009-0806

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
                            (insert name and title)

Date        August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer

Date        August 17, 2006

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer

Date        August 17, 2006